UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of March 31, 2017 (Unaudited)

Deutsche Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.8%
Real Estate Investment Trusts (“REITS”) 99.8%
Apartments 15.5%
American Homes 4 Rent "A"	980,454	22,511,224
Apartment Investment & Management Co. "A"	567,161	25,153,590
AvalonBay Communities, Inc.	337,786	62,017,510
Camden Property Trust	280,582	22,575,628
Essex Property Trust, Inc.	304,655	70,536,772
Invitation Homes, Inc. *	750,241	16,377,761
		219,172,485
Diversified 14.2%
CoreSite Realty Corp.	309,382	27,859,849
DuPont Fabros Technology, Inc.	690,091	34,221,613
Equinix, Inc.	107,082	42,872,420
Gaming and Leisure Properties, Inc.	757,895	25,328,851
Lexington Realty Trust	933,973	9,321,051
Vornado Realty Trust	613,206	61,510,694
		201,114,478
Health Care 12.2%
HCP, Inc.	833,879	26,083,735
Healthcare Trust of America, Inc. "A"	1,176,987	37,028,011
Sabra Health Care REIT, Inc.	630,010	17,596,179
Welltower, Inc.	1,287,313	91,167,507
		171,875,432
Hotels 6.5%
DiamondRock Hospitality Co.	1,848,412	20,609,794
Host Hotels & Resorts, Inc.	1,938,904	36,179,948
LaSalle Hotel Properties	509,347	14,745,596
Sunstone Hotel Investors, Inc.	1,345,149	20,621,134
		92,156,472
Industrial 8.6%
EastGroup Properties, Inc.	255,686	18,800,591
Prologis, Inc.	1,408,966	73,097,156
Rexford Industrial Realty, Inc.	1,334,409	30,050,891
		121,948,638
Manufactured Homes 1.3%
Equity LifeStyle Properties, Inc.	230,126	17,733,510
Office 13.3%
Alexandria Real Estate Equities, Inc.	476,807	52,696,710
Corporate Office Properties Trust	605,251	20,033,808
Empire State Realty Trust, Inc. "A"	1,032,459	21,309,954
Hudson Pacific Properties, Inc.	1,198,594	41,519,296
Piedmont Office Realty Trust, Inc. "A"	723,340	15,465,009
VEREIT, Inc.	4,415,444	37,487,119
		188,511,896
Regional Malls 10.5%
GGP, Inc.	2,461,464	57,056,735
Pennsylvania Real Estate Investment Trust	913,313	13,827,559
Simon Property Group, Inc.	451,889	77,738,465
		148,622,759
Shopping Centers 7.5%
Brixmor Property Group, Inc.	1,438,079	30,861,176
Kimco Realty Corp.	1,387,270	30,644,794
Retail Properties of America, Inc. "A"	1,246,246	17,970,867
Urban Edge Properties	992,424	26,100,751
		105,577,588
Software 0.5%
InterXion Holding NV*	192,015	7,596,113
Specialty Services 3.6%
Agree Realty Corp.	508,882	24,405,981
Four Corners Property Trust, Inc.	907,488	20,717,951
STORE Capital Corp.	263,352	6,288,846
		51,412,778
Storage 6.1%
CubeSmart	799,439	20,753,436
Public Storage	299,061	65,467,444
		86,220,880
Total Common Stocks (Cost $1,248,421,689)		1,411,943,029
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.74% (a) (Cost $2,914,012)	2,914,012	2,914,012
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,251,335,701) †	100.0	1,414,857,041
Other Assets and Liabilities, Net	0.0	216,530
Net Assets	100.0	1,415,073,571

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,279,867,851. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $134,989,190. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $190,118,333 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $55,129,143.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,411,943,029	$—	$—	$1,411,943,029
Short-Term Investments	2,914,012	—	—	2,914,012
Total	$1,414,857,041	$—	$—	$1,414,857,041

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017